Derivative Liabilities: Schedule of Derivative Liabilities at Fair Value (Tables)	12 Months Ended
Mar. 31, 2017
Predecessor
Schedule of Derivative Liabilities at Fair Value

Derivative liability at March 31, 2015	$-
Derivative liability recorded on new instruments	674,828
Elimination of derivative liability on conversion	(6,891)
Reclass derivative liability to equity upon convertible note payoff	(162,190)
Change in fair value of derivative liability	(246,939)
Derivative liability at March 31, 2016	258,808
Derivative liability recorded on new instruments	286,340
Elimination of derivative liability on conversion	(128,490)
Reclass derivative liability to equity upon convertible note payoff	(277,778)
Gain on settlement	(17,439)
Change in fair value of derivative liability	(84,284)
Derivative liability at March 31, 2017	$37,157